SCHEDULE II--Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II--Valuation and Qualifying Accounts
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

	Balance at Beginning of Period	Additions, Costs and Expenses	Deductions, Write-offs	Other (1)	Balance at End of Period
Valuation Allowance For Deferred Tax Assets:
Year Ended December 31, 2015	$40,646	$386,087	$(17,106)	$17,364	$426,991
Year Ended December 31, 2016	$426,991	$4,416,478	$(2,039)	$(221)	$4,841,209
Year Ended December 31, 2017	$4,841,209	$3,811,982	$—	$(590,216)	$8,062,975
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(1)	Represents opening balances of businesses acquired in the period and, for the year ended December 31, 2017, changes in the statutory U.S. Federal corporate income tax rate.
All other financial statement schedules have been omitted because they are not applicable or the required information is included in the Consolidated Financial Statements or notes thereto.

3.	Exhibits: